PGIM Global Short Duration High Yield Fund, Inc.

Annual period ended 7/31/2018

File Number 811-22724

PART G – Item G1 b.iv

Information Called for by Item 405 of Regulation S-K

Earlier in 2018 it was determined that Forms 4 or 5 for Michael Collins and Dan Thorogood, who served as two of the Fund’s portfolios managers, had not been filed as required for certain transactions in Fund shares effected in 2013 and 2014.

The applicable Form 4 and Form 5 filings were prepared for Messrs. Collins and Thorogood, and were filed on EDGAR in March, 2018.